UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington,  D.C.  20549

FORM 13F
FORM13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	New Amsterdam Partners, LLC
Address:	475 Park Avenue South, 20th Floor
	New York, NY, 10016

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Michelle R. Clayman
Title:	Manager
Phone:	212-689-1500
Signature, Place, and Date of Signing:

	Michelle R. Clayman	New York, New York	April 30, 1999

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:        60

Form 13F Information Table Value Total:  $793,130


List of Other Included Managers:

No.	13F File Number	Name

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FORM 13F INFORMATION TABLE
                              TITLE                  VALUE    SHARES/  SH/ PUT/ INVSTMT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                OF CLASS  CUSIP      (x $1000)  PRN AMT  PRN CALL DSCRETN  MNGRS     SOLE  SHARED   NONE
AES Corp.                       COM     00130H105    15,526   416,800  SH        SOLE            182,700        234,100
Alberto-Culver Co.              COM     013068101     3,490   149,300  SH        SOLE             68,100         81,200
American Power Conversion       COM     029066107    15,633   579,000  SH        SOLE            281,200        297,800
Amgen Inc                       COM     031162100    35,176   469,800  SH        SOLE            208,600        261,200
Avon Products                   COM     054303102    21,004   446,300  SH        SOLE            201,400        244,900
BellSouth Corporation           COM     079860102    17,952   448,100  SH        SOLE            206,200        241,900
BestFoods                       COM     08658U101    14,424   306,900  SH        SOLE            134,700        172,200
Biomet Inc                      COM     090613100        84     2,000  SH        SOLE                             2,000
Cable Design Tech CP -CL        COM     126924109     2,100   190,900  SH        SOLE             78,900        112,000
Cambridge Tech Partners Inc     COM     132524109        10       700  SH        SOLE                700              0
Century Telephone Enterp        COM     156686107    32,533   463,150  SH        SOLE            231,150        232,000
Cisco Systems Inc               COM     17275R102        90       825  SH        SOLE                               825
Citigroup Inc                   COM     172967101     1,115    17,449  SH        SOLE             17,449              0
Computer Assoc Int'l            COM     204912109         5       150  SH        SOLE                               150
Conseco Inc                     COM     208464107     7,929   256,800  SH        SOLE             96,800        160,000
Cooper Tire Rubber              COM     216831107        59     3,200  SH        SOLE                             3,200
Countrywide Credit Ind Inc      COM     222372104    14,848   395,950  SH        SOLE            184,750        211,200
DTE Energy Company              COM     233331107    17,462   454,300  SH        SOLE            198,100        256,200
Devry Inc.                      COM     251893103        90     3,100  SH        SOLE                             3,100
EMC Corp/Mass                   COM     268648102    34,122   267,100  SH        SOLE            120,900        146,200
Edwards Ag Inc                  COM     281760108    14,968   457,900  SH        SOLE            197,300        260,600
Express Scripts Inc-Cl A        COM     302182100    29,416   342,300  SH        SOLE            161,000        181,300
Franklin Resources              COM     354613101     8,578   305,000  SH        SOLE            134,800        170,200
Furniture Brands Intl Inc       COM     360921100    15,910   719,100  SH        SOLE            323,700        395,400
Gillette Co                     COM     375766102    19,680   331,100  SH        SOLE            145,700        185,400
Health Management               COM     421933102    13,547 1,111,575  SH        SOLE            521,464        590,111
Home Depot Inc                  COM     437076102        68     1,100  SH        SOLE                             1,100
Intel Corp                      COM     458140100        48       400  SH        SOLE                               400
Jones Apparel Group Inc         COM     480074103    22,255   796,600  SH        SOLE            346,700        449,900
King World Productions          COM     495667107    18,310   599,100  SH        SOLE            272,200        326,900
Knight-Ridder Inc               COM     499040103    15,260   305,200  SH        SOLE            135,100        170,100
Lands' End                      COM     515086106        66     1,900  SH        SOLE                             1,900
Lear Corporation                COM     521865105    15,350   359,600  SH        SOLE            129,500        230,100
Mattel Inc                      COM     577081102    11,361   455,588  SH        SOLE            196,552        259,036
Maxim Integrated Products       COM     57772K101    25,157   464,800  SH        SOLE            209,200        255,600
Microsoft Corp                  COM     594918104    22,738   253,700  SH        SOLE            117,400        136,300
Omnicom Group Inc               COM     681919106    28,530   356,900  SH        SOLE            165,800        191,100
OutBack Steakhouse Inc          COM     689899102    18,555   566,550  SH        SOLE            241,950        324,600
Oxford Health Plans Inc         COM     691471106         2       100  SH        SOLE                               100
PepsiCo                         COM     713448108    11,375   290,280  SH        SOLE            115,580        174,700
Phillips Petroleum              COM     718507106    19,056   403,300  SH        SOLE            173,900        229,400
Praxair Inc                     COM     74005P104    11,691   324,200  SH        SOLE            137,800        186,400
SLM Holding Corp                COM     78442A109    17,381   416,300  SH        SOLE            186,700        229,600
Safeskin Corp                   COM     786454108     3,427   460,800  SH        SOLE            189,800        271,000
Safeway Inc                     COM     786514208    25,969   506,100  SH        SOLE            246,500        259,600
Schering Plough Corp            COM     806605101    25,780   466,600  SH        SOLE            223,400        243,200
Solectron Corp (DEL)            COM     834182107    26,874   553,400  SH        SOLE            268,200        285,200
Southdown Inc                   COM     841297104     5,503   102,500  SH        SOLE             44,900         57,600
Sprint Corp                     COM     852061100        79       800  SH        SOLE                               800
Sprint Corp (PCS Group)         COM     852061506        13       300  SH        SOLE                               300
Sun Microsystems                COM     866810104        75       600  SH        SOLE                               600
TJX Companies                   COM     872540109    21,545   633,672  SH        SOLE            270,072        363,600
Tommy Hilfiger Corp             COM     G8915Z102    23,218   337,100  SH        SOLE            151,800        185,300
Torchmark Corp                  COM     891027104        57     1,800  SH        SOLE                             1,800
Union Carbide Corp Hldg         COM     905581104    13,416   296,900  SH        SOLE            132,900        164,000
VF Corp                         COM     918204108     1,088    22,900  SH        SOLE             22,900              0
Veritas Software Corp           COM     923436109    17,822   220,700  SH        SOLE             93,400        127,300
Wal Mart Stores Inc             COM     931142103    23,812   258,300  SH        SOLE            122,800        135,500
Watson Pharmaceuticals Inc      COM     942683103    16,670   377,800  SH        SOLE            162,800        215,000
Wellpoint Health Networks       COM     94973H108    14,829   195,600  SH        SOLE             83,800        111,800
TOTAL                                               793,130
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